Putnam
International
Fund

ANNUAL REPORT

August 31, 1997

[LOGO: BOSTON * LONDON * TOKYO]


From the Chairman

Dear Shareholder:

It is with great pleasure that your Trustees bring you this annual report of Putnam International Fund for the year ended August 31, 1997. As you know, this fund is still in its incubation period, which means it is only open to Putnam employees and their families who are Massachusetts residents.

This fund uses the same stock selection style and country selection analysis as Putnam International Growth Fund but combines these with a quantitative risk management overlay in order to control downside fluctuation of returns when compared to the Morgan Stanley Capital International European, Australia, and the Far East (EAFE) Index. The fund seeks to outperform this index without undue risk. Your management team has met this objective, surpassing the EAFE by more than 5% at NAV over the past year within tightly controlled risk parameters. For more performance information, please see pages 4 and 5.

As the fund enters its new fiscal year, Fund Manager Justin M. Scott believes the portfolio is well positioned to meet its objective.

Respectfully yours,

/S/GEORGE PUTNAM
George Putnam
Chairman of the Trustees
October 15, 1997

International investing involves certain risks, such as currency fluctuations, economic instability and political developments, not present with domestic investments.

[GRAPHIC OMITTED: horizontal bar chart COUNTRY ALLOCATIONS]

COUNTRY ALLOCATIONS*

Japan                                     24.5%

United Kingdom                            22.9%

Germany                                   11.1%

Switzerland                                9.8%

France                                     8.0%

Footnote reads:
*Based on net assets as of 8/31/97. Country weightings will vary over time.

Performance summary

This section provides information about your fund's performance, which should always be considered in light of its investment strategy. Putnam International Fund is designed for investors seeking long-term capital appreciation primarily through common stocks of companies located outside the United States.

TOTAL RETURN FOR PERIODS ENDED 8/31/97

                                     NAV              POP
------------------------------------------------------------------------------
 1 year                             14.43%           7.89%
------------------------------------------------------------------------------
 Life of fund (since 12/28/95       15.50            8.85

 Annual average                      8.96            5.18
------------------------------------------------------------------------------

COMPARATIVE INDEX RETURNS FOR PERIODS ENDED 8/31/97

                                     MSCI
                                     EAFE           Consumer
                                     Index         Price Index
------------------------------------------------------------------------------
 1 year                              9.05%            2.23%
------------------------------------------------------------------------------
 Life of fund (since 12/28/95       10.89             4.76

 Annual average                      6.40             2.83
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. They do not take into account any adjustment for taxes payable on reinvested distributions. Performance data reflect an expense limitation currently in effect. Without the expense limitation, total returns would have been lower. The short-term results of a relatively new fund, such as this fund, are not necessarily indicative of its long-term prospects. Investment returns and net asset value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost. POP assumes 5.75% maximum sales charge.

[GRAPHIC OMITTED: worm chart GROWTH OF A $10,000 INVESTMENT]

GROWTH OF A $10,000 INVESTMENT

Cumulative total return of a $10,000 investment since 12/28/95

Plot points read:
Date/year     Fund at POP       MSCI EAFE
                                  Index          CPI
12/28/95        $9,425           $10,000      $10,000
2/29/96         $9,477           $10,075      $10,091
5/31/96         $9,878           $10,393      $10,202
8/31/96         $9,555           $10,166      $10,248
11/30/96       $10,122           $10,743      $10,398
2/28/97         $9,974           $10,401      $10,430
5/31/97        $10,887           $11,177      $10,476
8/31/97        $10,885           $11,089      $10,476

Footnote reads:
Past performance is no assurance of future results.


PRICE AND DISTRIBUTION INFORMATION
12 months ended 8/31/97
------------------------------------------------------------------------------
Distributions (number)                 1
------------------------------------------------------------------------------
Income                              $0.085
------------------------------------------------------------------------------
Short term cap gains                 0.131
------------------------------------------------------------------------------
Long term cap gains                     --
------------------------------------------------------------------------------
  Total distributions               $0.216
------------------------------------------------------------------------------
Share value:                     NAV       POP
------------------------------------------------------------------------------
8/31/96                         $8.58     $9.10
------------------------------------------------------------------------------
8/31/97                          9.58     10.16
------------------------------------------------------------------------------

TOTAL RETURN FOR PERIODS ENDED 9/30/97
(most recent calendar quarter)
                                              NAV       POP
------------------------------------------------------------------------------
 1 year                                     20.42%     13.46%
------------------------------------------------------------------------------
 Life of fund (since 12/28/95)              24.67      17.48

 Annual average                             13.35       9.59
------------------------------------------------------------------------------

Performance data represent past results and do not reflect future performance. Investment returns and principal value will fluctuate so that an investor's shares when sold may be worth more or less than their original cost.

TERMS AND DEFINITIONS

Total return shows how the value of the fund's shares changed over time, assuming you held the shares through the entire period and reinvested all distributions in the fund.

Net asset value (NAV) is the value of all your fund's assets, minus any liabilities, divided by the number of outstanding shares, not including any initial or contingent deferred sales charge.

Public offering price (POP) is the price of a mutual fund share plus the maximum sales charge levied at the time of purchase. POP performance figures shown here assume the maximum 5.75% sales charge.

COMPARATIVE BENCHMARKS

Europe, Australia and the Far East (EAFE)* component of the Morgan Stanley Capital International World Index is an unmanaged list of equity securities listed on the stock exchanges of Europe, Australia, and the Far East, with all values expressed in U.S. dollars.

Consumer Price Index (CPI ) is a commonly used measure of inflation; it does not represent an investment return.

*Securities indexes assume reinvestment of all distributions and interest payments and do not take in account brokerage fees or taxes. Securities in the fund do not match those in the indexes and performance of the fund will differ. It is not possible to invest directly in an index.




Report of independent accountants

For the fiscal year ended August 31, 1997

To the Trustees and Shareholders of
Putnam International Fund

We have audited the accompanying statement of assets and liabilities of Putnam International Fund, including the portfolio of investments owned, as of August 31, 1997, and the related statement of operations for the year then ended, and the statements of changes in net assets, and the financial highlights for the year ended August 31, 1997 and for the period December 28, 1995 (commencement of operations) to August 31, 1996. These financial statements and financial highlights are the responsibility of the fund's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

We conducted our audits in accordance with generally accepted auditing standards. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of August 31, 1997, by correspondence with the custodian. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

In our opinion, the financial statements and financial highlights referred to above present fairly, in all material respects, the financial position of Putnam International Fund as of August 31, 1997, and the results of its operations for the year then ended and the changes in its net assets and the financial highlights for the year ended August 31, 1997 and for the period December 28, 1995 (commencement of operations) to August 31, 1996, in conformity with generally accepted accounting principles.

                                                  Coopers & Lybrand L.L.P.
Boston, Massachusetts
October 10, 1997

Portfolio of investments owned
August 31, 1997


COMMON STOCKS  (97.1%) *
NUMBER OF SHARES                                                                                       VALUE

Australia  (1.0%)
------------------------------------------------------------------------------------------------------------
         10,000  Goodman Fielder Ltd.                                                         $       14,264
          4,000  Westpac Banking Corp.                                                                23,086
                                                                                              --------------
                                                                                                      37,350

Austria  (1.0%)
------------------------------------------------------------------------------------------------------------
            200  VA Technolgies AG                                                                    36,566

Denmark  (0.3%)
------------------------------------------------------------------------------------------------------------
            200  Danisco A/S                                                                          10,821

Finland  (0.8%)
------------------------------------------------------------------------------------------------------------
            400  Oy Nokia AB Class A                                                                  30,843

France  (8.0%)
------------------------------------------------------------------------------------------------------------
            100  Cetelem Group                                                                        10,062
            100  Compagnie Generale des Eaux                                                          11,129
            600  Credit Locale de France S.A.                                                         51,609
            600  Elf Aquitaine S.A.                                                                   66,481
            400  Lafarge Coppee                                                                       25,739
          1,414  Michelin Corp. Class B                                                               79,149
            103  Societe Generale                                                                     12,748
            400  Total Corp. ADR                                                                      18,950
            200  Total Corp. Class B                                                                  18,680
                                                                                              --------------
                                                                                                     294,547

Germany  (11.1%)
------------------------------------------------------------------------------------------------------------
            500  Altana AG                                                                            37,403
          2,000  Bayer AG ADR                                                                         73,381
            100  Bayerische Motoren Werke (BMW) AG                                                    70,718
          1,000  Deutsche Bank AG                                                                     58,287
          2,500  Deutsche Telekom AG                                                                  49,724
            100  Mannesmann AG                                                                        46,188
            100  Preussag AG                                                                          27,983
            800  Veba (Vereinigte Elektrizitaets Bergwerks) AG                                        43,315
                                                                                              --------------
                                                                                                     406,999

Hong Kong  (1.4%)
------------------------------------------------------------------------------------------------------------
          3,000  Amoy Properties Ltd.                                                                  3,020
          1,000  Cheung Kong Holdings Ltd.                                                            10,582
          2,000  Dao Heng Bank Group Ltd.                                                              8,517
          1,000  Guoco Group Ltd.                                                                      3,884
          2,000  Hong Kong and China Gas Co., Ltd.                                                     3,717
          2,000  Hutchison Whampoa Ltd.                                                               16,647
            500  Swire Pacific Ltd. Class A                                                            3,823
                                                                                              --------------
                                                                                                      50,190

Ireland  (2.3%)
------------------------------------------------------------------------------------------------------------
          4,156  Allied Irish Banks PLC                                                               34,903
          2,146  Bank of Ireland                                                                      24,299
          1,019  CRH PLC                                                                              10,992
          3,000  Greencore Group PLC                                                                  14,155
                                                                                              --------------
                                                                                                      84,349

Italy  (2.4%)
------------------------------------------------------------------------------------------------------------
         12,800  Ente Nazionale Idrocarburi SPA ADR                                                   71,272
          5,000  Telecom Italia Mobile SPA                                                            17,241
                                                                                              --------------
                                                                                                      88,513

Japan  (24.5%)
------------------------------------------------------------------------------------------------------------
          3,000  Bridgestone Corp.                                                                    66,363
          2,000  Canon, Inc.                                                                          55,178
          1,000  Dai Nippon Printing Co., Ltd.                                                        20,878
          5,000  Daikin Industries Ltd.                                                               36,123
          2,000  Fuji Photo Film Co.                                                                  76,885
          1,000  Ito-Yokado Co., Ltd.                                                                 53,853
          1,000  KAO Corp.                                                                            14,747
         16,000  Kawasaki Steel Corp.                                                                 39,635
          1,000  Kurita Water Industries Ltd.                                                         26,346
          1,000  Matsushita Electric Works                                                            10,771
          7,000  Mitsui & Co. Ltd.                                                                    57,067
          5,000  NEC Corp.                                                                            55,924
         16,000  Nippon Steel Corp.                                                                   40,563
            800  Nippondenso Co., Ltd.                                                                17,233
          2,000  Omron Corp.                                                                          37,117
          1,000  Sankyo Co., Ltd.                                                                     30,323
          1,200  Santen Pharmaceutical Co., Ltd                                                       20,878
          2,000  Shin-Etsu Chemical Co.                                                               51,036
          1,000  Sony Corp.                                                                           86,993
          2,000  Toyota Motor Corp.                                                                   52,196
          1,000  Yamanouchi Pharmaceutical Co., Ltd.                                                  23,861
          2,000  Yamato Transport Co., Ltd.                                                           24,027
                                                                                              --------------
                                                                                                     897,997

Netherlands  (5.1%)
------------------------------------------------------------------------------------------------------------
          2,876  ABN AMRO Holding N.V.                                                                56,403
            200  Akzo-Nobel N.V.                                                                      30,986
            702  Internationale Nederlanden Groep                                                     30,537
            400  K.L.M.-Royal Dutch Airlines                                                          12,740
            500  Philips Electronics N.V.                                                             35,562
            400  Vendex International N.V. +                                                          20,015
                                                                                              --------------
                                                                                                     186,243

Norway  (0.4%)
------------------------------------------------------------------------------------------------------------
          1,000  Christiana Bank & Trust                                                               3,406
            500  Saga Petroleum ASA Class B                                                            9,617
                                                                                              --------------
                                                                                                      13,023

Portugal  (0.5%)
------------------------------------------------------------------------------------------------------------
            500  Portugal Telecom S.A.                                                                18,521

Sweden  (4.7%)
------------------------------------------------------------------------------------------------------------
          2,000  Astra AB                                                                             31,766
            300  Electrolux AB                                                                        21,263
          1,000  Sandvik AB Class A                                                                   29,933
            500  Skandia Forsakrings AB                                                               19,301
          1,300  Svenska Cellulosa AB Class B                                                         28,711
          1,000  Telefonaktiebolaget LM Ericsson Class B                                              41,513
                                                                                              --------------
                                                                                                     172,487

Switzerland  (9.8%)
------------------------------------------------------------------------------------------------------------
             40  ABB AG +                                                                             58,833
             53  Ciba Specialty Chemicals AG +                                                         4,568
             30  Julius Baer Holdings AG                                                              42,254
             60  Nestle S.A.                                                                          69,618
             55  Novartis AG  ADR                                                                     77,760
             30  Swiss Reinsurance Co.                                                                39,759
             30  United Bank of Switzerland                                                           29,678
            100  Zurich Versicherungs-Gesellschaft                                                    36,212
                                                                                              --------------
                                                                                                     358,682

United Kingdom  (22.9%)
------------------------------------------------------------------------------------------------------------
          8,039  B A T Industries PLC                                                                 67,244
          7,050  British Petroleum Co. PLC                                                            98,476
          3,500  Burmah Castrol PLC                                                                   58,355
          9,000  General Electric Co. PLC                                                             55,606
          3,289  HSBC Holdings PLC                                                                   102,269
          3,000  Molins PLC                                                                           29,030
          9,000  Norwich Union PLC +                                                                  49,702
          3,000  Rio Tinto PLC                                                                        47,273
          8,012  Scottish Power PLC                                                                   56,443
          9,000  Securicor Group PLC Class A                                                          38,625
          8,600  Shell Transportation & Trading                                                       58,079
          4,000  Smiths Industries PLC                                                                53,184
          5,000  Tomkins PLC                                                                          24,212
            750  Unilever PLC                                                                         20,752
         15,168  Vodafone Group PLC                                                                   77,872
                                                                                              --------------
                                                                                                     837,122

United States  (0.9%)
------------------------------------------------------------------------------------------------------------
          1,000  Pharmacia & Upjohn, Inc.                                                             33,793
                                                                                              --------------
                 Total Common Stocks (cost $3,210,001)                                        $    3,558,046

SHORT-TERM INVESTMENTS  (3.0%) * (cost $111,051)
PRINCIPAL AMOUNT                                                                                       VALUE
------------------------------------------------------------------------------------------------------------
        111,000  Interest in $453,719,000 joint repurchase agreement dated
                   August 29, 1997 with SBC Warburg Securities due
                   September 2, 1997 with respect to various U.S. Treasury
                   obligations -- maturity value of $111,068 for an effective
                   yield of 5.55%                                                             $      111,051
------------------------------------------------------------------------------------------------------------
                 Total Investments (cost $3,321,052) ***                                      $    3,669,097
------------------------------------------------------------------------------------------------------------

  * Percentages indicated are based on net assets of $3,663,652.

*** The aggregate identified cost on a tax basis is $3,321,398, resulting in gross unrealized appreciation and depreciation of $459,774 and $112,075, respectively, or net unrealized appreciation of $347,699.

  + Non-income-producing security.

    ADR after the name of a foreign holding stands for American Depository Receipts representing ownership of foreign securities on deposit with a domestic custodian bank.

The accompanying notes are an integral part of these financial statements.


Statement of assets and liabilities
August 31, 1997

Assets
---------------------------------------------------------------------------------------------------
Investments in securities, at value
(identified cost $3,321,052) (Note 1)                                                    $3,669,097
---------------------------------------------------------------------------------------------------
Cash                                                                                             58
---------------------------------------------------------------------------------------------------
Dividends and interest receivable                                                            10,071
---------------------------------------------------------------------------------------------------
Receivable for shares of the fund sold                                                          125
---------------------------------------------------------------------------------------------------
Receivable for securities sold                                                               15,230
---------------------------------------------------------------------------------------------------
Unamortized organization expenses (Note 1)                                                    3,517
---------------------------------------------------------------------------------------------------
Total assets                                                                              3,698,098

Liabilities
---------------------------------------------------------------------------------------------------
Payable for compensation of Manager (Note 2)                                                  8,360
---------------------------------------------------------------------------------------------------
Payable for compensation of Trustees (Note 2)                                                   478
---------------------------------------------------------------------------------------------------
Payable for administrative services (Note 2)                                                      7
---------------------------------------------------------------------------------------------------
Payable for organization expenses (Note 1)                                                    3,662
---------------------------------------------------------------------------------------------------
Other accrued expenses                                                                       21,939
---------------------------------------------------------------------------------------------------
Total liabilities                                                                            34,446
---------------------------------------------------------------------------------------------------
Net assets                                                                               $3,663,652

Represented by
---------------------------------------------------------------------------------------------------
Paid-in capital (Notes 1, 4 and 5)                                                        3,256,801
---------------------------------------------------------------------------------------------------
Undistributed net investment income (Note 1)                                                 23,923
---------------------------------------------------------------------------------------------------
Accumulated net realized gain on investments and
foreign currency transactions (Note 1)                                                       34,986
---------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments and
assets and liabilities in foreign currencies                                                347,942
---------------------------------------------------------------------------------------------------
Total -- Representing net assets applicable to
capital shares outstanding                                                               $3,663,652

Computation of net asset value and offering price
---------------------------------------------------------------------------------------------------
Net asset value and redemption price per share
($3,663,652 divided by 382,457 shares)                                                        $9.58
---------------------------------------------------------------------------------------------------
Offering price per share (100/94.25 of $9.58)*                                               $10.16
---------------------------------------------------------------------------------------------------
* On single retail sales of less than $50,000. On sales of $50,000 or more and on group sales the offering price is reduced.

The accompanying notes are an integral part of these financial statements.



Statement of operations
Year ended August 31, 1997

Investment income:
--------------------------------------------------------------------------------------------------
Dividends (net of foreign tax of $6,803)                                                  $ 69,427
--------------------------------------------------------------------------------------------------
Interest                                                                                       467
--------------------------------------------------------------------------------------------------
Total investment income                                                                     69,894

Expenses:
--------------------------------------------------------------------------------------------------
Compensation of Manager (Note 2)                                                            27,676
--------------------------------------------------------------------------------------------------
Investor servicing and custodian fees (Note 2)                                               6,566
--------------------------------------------------------------------------------------------------
Compensation of Trustees (Note 2)                                                            2,049
--------------------------------------------------------------------------------------------------
Administrative services (Note 2)                                                                40
--------------------------------------------------------------------------------------------------
Amortization of organization expenses (Note 1)                                                 122
--------------------------------------------------------------------------------------------------
Reports to shareholders                                                                      3,889
--------------------------------------------------------------------------------------------------
Auditing                                                                                    18,311
--------------------------------------------------------------------------------------------------
Legal                                                                                        4,490
--------------------------------------------------------------------------------------------------
Postage                                                                                        124
--------------------------------------------------------------------------------------------------
Fees waived by Manager (Note 2)                                                            (12,982)
--------------------------------------------------------------------------------------------------
Total expenses                                                                              50,285
--------------------------------------------------------------------------------------------------
Expense reduction (Note 2)                                                                  (6,113)
--------------------------------------------------------------------------------------------------
Net expenses                                                                                44,172
--------------------------------------------------------------------------------------------------
Net investment income                                                                       25,722
--------------------------------------------------------------------------------------------------
Net realized gain on investments (Notes 1 and 3)                                            37,152
--------------------------------------------------------------------------------------------------
Net realized loss on foreign currency transactions (Note 1)                                   (409)
--------------------------------------------------------------------------------------------------
Net unrealized depreciation of assets and liabilities in
foreign currencies during the year                                                            (204)
--------------------------------------------------------------------------------------------------
Net unrealized appreciation of investments during the year                                 396,275
--------------------------------------------------------------------------------------------------
Net gain on investments                                                                    432,814
--------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                      $458,536
--------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.



Statement of changes in net assets

                                                                                                        For the period
                                                                                                     December 28, 1995
                                                                                                         (commencement
                                                                                         Year ended   of operation) to
                                                                                          August 31          August 31
                                                                                               1997               1996
----------------------------------------------------------------------------------------------------------------------
Increase in net assets
----------------------------------------------------------------------------------------------------------------------
Operations:
----------------------------------------------------------------------------------------------------------------------
Net investment income                                                                    $   25,722         $   30,489
----------------------------------------------------------------------------------------------------------------------
Net realized gain on investments and
foreign currency transactions                                                                36,743             45,808
----------------------------------------------------------------------------------------------------------------------
Net unrealized appreciation (depreciation)
of investments and assets and liabilities in foreign currencies                             396,071            (48,129)
----------------------------------------------------------------------------------------------------------------------
Net increase in net assets resulting from operations                                        458,536             28,168
----------------------------------------------------------------------------------------------------------------------
Distributions to shareholders:
----------------------------------------------------------------------------------------------------------------------
From net investment income                                                                  (31,476)                --
----------------------------------------------------------------------------------------------------------------------
From net realized gain on investments                                                       (48,509)                --
----------------------------------------------------------------------------------------------------------------------
Increase from capital share transactions (Note 4)                                           141,025            115,908
----------------------------------------------------------------------------------------------------------------------
Total increase in net assets                                                                519,576            144,076

Net assets
----------------------------------------------------------------------------------------------------------------------
Beginning of period (Note 5)                                                              3,144,076          3,000,000
----------------------------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
income of $23,923 and $30,424, respectively)                                             $3,663,652         $3,144,076
----------------------------------------------------------------------------------------------------------------------

The accompanying notes are an integral part of these financial statements.




Financial highlights
(For a share outstanding throughout the period)


------------------------------------------------------------------------------------------------------------------------------------

                                                                                                                    For the period
Per-share                                                                                             Year ended    Dec. 28, 1995+
operating performance                                                                                 August 31      to August 31
------------------------------------------------------------------------------------------------------------------------------------
                                                                                                        1997             1996
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
beginning of period                                                                                    $8.58            $8.50
------------------------------------------------------------------------------------------------------------------------------------
Investment operations
------------------------------------------------------------------------------------------------------------------------------------
Net investment income (c)                                                                                .07              .08
------------------------------------------------------------------------------------------------------------------------------------
Net realized and unrealized
gain on investments                                                                                     1.15               --
------------------------------------------------------------------------------------------------------------------------------------
Total from
investment operations                                                                                   1.22              .08
------------------------------------------------------------------------------------------------------------------------------------
Less distributions:
------------------------------------------------------------------------------------------------------------------------------------
From net
investment income                                                                                       (.09)              --
------------------------------------------------------------------------------------------------------------------------------------
From net realized gain
on investments                                                                                          (.13)              --
------------------------------------------------------------------------------------------------------------------------------------
Total distributions                                                                                     (.22)              --
------------------------------------------------------------------------------------------------------------------------------------
Net asset value,
end of period                                                                                          $9.58            $8.58
------------------------------------------------------------------------------------------------------------------------------------
Ratios and suplemental data
------------------------------------------------------------------------------------------------------------------------------------
Total investment return
at net asset value (%)(a)                                                                              14.43             0.94 *
------------------------------------------------------------------------------------------------------------------------------------
Net assets, end of period
(in thousands)                                                                                        $3,664           $3,144
------------------------------------------------------------------------------------------------------------------------------------
Ratio of expenses to
average net assets (%)(b)(c)                                                                            1.45              .98 *
------------------------------------------------------------------------------------------------------------------------------------
Ratio of net investment income
to average net assets (%)(c)                                                                             .74              .96 *
------------------------------------------------------------------------------------------------------------------------------------
Portfolio turnover (%)                                                                                 76.09            48.18 *
------------------------------------------------------------------------------------------------------------------------------------
Average commission
rate paid                                                                                             $.0413           $.0538
------------------------------------------------------------------------------------------------------------------------------------

  + Commencement of operations.

  * Not annualized.

(a) Total investment return does not reflect the effect of sales charges.

(b)  Includes amounts paid through expense offset and brokerage service arrangements. (Note 2).

(c) Reflects an expense limitation in effect during the period (Note 2).  As a result of such limitation, expenses for the fund for the period ended August 31, 1997, and August 31, 1996, reflect a reduction of $0.03, and $0.05 per share, respectively.


Notes to financial statements
August 31, 1997

Note 1
Significant accounting policies

Putnam International Fund (the "fund") is one of a series of Putnam Investment Funds (the "trust") which is registered under the Investment Company Act of 1940, as amended, as a diversified, open-ended management investment company. The objective of the fund is to seek long-term capital appreciation by investing primarily in equity securities of issues which have a principle place of business located outside of the United States or whose securities are principally traded on foreign markets.

The following is a summary of significant accounting policies followed by the fund in the preparation of its financial statements. The preparation of financial statements is in conformity with generally accepted accounting principles and requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities. Actual results could differ from those estimates.

A) Security valuation Investments for which market quotations are readily available are stated at market value, which is determined using the last reported sale price, or if no sales are reported -- as in the case of some securities traded over-the-counter -- the last reported bid price. Short-term investments having remaining maturities of 60 days or less are stated at amortized cost, which approximates market value following procedures approved by the Trustees. Foreign securities quoted in foreign currencies are translated in U.S. dollars at the current exchange rate.

B) Joint trading account Pursuant to an exemptive order issued by the Securities and Exchange Commission, the fund may transfer uninvested cash balances into a joint trading account along with the cash of other registered investment companies managed by Putnam Investment Management, Inc. ("Putnam Management"), the fund's Manager, a wholly-owned subsidiary of Putnam Investments, Inc. and certain other accounts. These balances may be invested in one or more repurchase agreements and/or short-term money market instruments.

C) Repurchase agreements The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the market value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest.

D) Security transactions and related investment income Security transactions are accounted for on the trade date (date the order to buy or sell is executed). Interest income is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date except that certain dividends from foreign securities are recorded as soon as the fund is informed of the ex-dividend date.

E) Foreign currency translation The accounting records of the fund are maintained in U.S. dollars. The market value of foreign securities, currency holdings, other assets and liabilities are recorded in the books and records of the fund after translation to U.S. dollars based on the exchange rates on that day. The cost of each security is determined using historical exchange rates. Income and withholding taxes are translated at prevailing exchange rates when accrued or incurred. The fund does not isolate that portion of realized or unrealized gains or losses resulting from changes in the foreign exchange rate on investments from fluctuations arising from changes in the market prices of the securities. Such fluctuations are included with the net realized and unrealized gain or loss on investments. Net realized gains and losses on foreign currency transactions represent net exchange gains or losses on closed forward currency contracts, disposition of foreign currencies and the difference between the amount of investment income and foreign withholding taxes recorded on the fund's books and the U.S. dollar equivalent amounts actually received or paid. Net appreciation and depreciation of assets and liabilities in foreign currencies arise from changes in the value of open forward currency contracts and assets and liabilities other than investments at the period end, resulting from changes in the exchange rate.

F) Federal taxes It is the policy of the fund to distribute all of its taxable income within the prescribed time and otherwise comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. It is also the intention of the fund to distribute an amount sufficient to avoid imposition of any excise tax under Section 4982 of the Internal Revenue Code of 1986. Therefore, no provision has been made for federal taxes on income, capital gains or unrealized appreciation on securities held and for excise tax on income and capital gains.

G) Distributions to shareholders Distributions to shareholders from net investment income are recorded by the fund on the ex-dividend date. Capital gain distributions, if any, are recorded on the ex-dividend date and paid annually. The amount and character of income and gains to be distributed are determined in accordance with income tax regulations which may differ from generally accepted accounting principles.

These differences include treatment of losses on wash sale transactions, post October loss deferrals, organization expenses, realized gains and losses on passive foreign investment companies and gains and losses on foreign currency. Reclassifications are made to the fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryovers) under income tax regulations. For the period ended August 31, 1997, the fund reclassified $747 to decrease undistributed net investment income and $31 to decrease paid-in-capital, with an increase to accumulated net realized gain on investments of $778. The calculation of net investment income per share in the financial highlights table excludes these adjustments.

H) Expenses of the trust Expenses directly charged or attributable to any fund will be paid from the assets of that fund. Generally, expenses of the trust will be allocated among and charged to the assets of each fund on a basis that the Trustees deem fair and equitable, which may be based on the relative assets of each fund or the nature of the services performed and relative applicability to each fund.

I) Unamortized organization expenses Expenses incurred by the fund in connection with its organization, its registration with the Securities and Exchange Commission and with various states and the initial public offering of its shares were $3,662. These expenses are being amortized on projected net asset levels over a five-year period. The fund will reimburse Putnam Management for the payment of these expenses.

Note 2
Management fee, administrative services and other transactions

Compensation of Putnam Management, for management and investment advisory services is paid quarterly based on the average net assets of the fund. Such fee is based on the following annual rates: 0.80% of the first $500 million of average net assets, 0.70% of the next $500 million, 0.65% of the next $500 million, 0.60% of the next $5 billion, 0.575% of the next $5 billion, 0.555% of the next $5 billion, 0.54% of the next $5 billion, and 0.53% thereafter.

Putnam Management has agreed to limit its compensation (and, to the extent necessary, bear other expenses) through December 31, 1997, to the extent that expenses of the fund (exclusive of brokerage, interest, taxes, deferred organizational and extraordinary expense, credits from Putnam Fiduciary Trust Company (PFTC), a wholly-owned subsidiary of Putnam Investments, Inc. and payments under the Trust's distribution plan) would exceed an annual rate of 1.45% of the fund's average net assets.

The fund reimburses Putnam Management for the compensation and related expenses of certain officers of the fund and their staff who provide administrative services to the fund. The aggregate amount of all such reimbursements is determined annually by the Trustees.

Custodial functions for the fund's assets are provided by PFTC. Investor servicing agent functions are provided by Putnam Investor Services, a division of PFTC.

For the year ended August 31, 1997, fund expenses were reduced by $6,113 under expense offset arrangements with PFTC and brokerage service arrangements. Investor servicing and custodian fees reported in the Statement of operations exclude these credits. The fund could have invested a portion of the assets utilized in connection with the expense offset arrangements in an income producing asset if it had not entered into such arrangements.

Trustees of the fund receive an annual Trustees fee of $108 and an additional fee for each Trustee's meeting attended. Trustees who are not interested persons of Putnam Management and who serve on committees of the Trustees receive additional fees for attendance at certain committee meetings.

The fund has adopted a Trustee Fee Deferral Plan (the "Deferral Plan") which allows the Trustees to defer the receipt of all or a portion of Trustees Fees payable on or after July 1, 1995. The deferred fees remain in the fund and are invested in certain Putnam funds until distribution in accordance with the Deferral Plan.

The fund has adopted an unfunded noncontributory defined benefit pension plan (the "Pension Plan") covering all Trustees of the fund who have served as Trustee for at least five years. Benefits under the Pension Plan are equal to 50% of the Trustee's average total retainer and meeting fees for the three years preceding retirement. Pension expense for the fund is included in Compensation of trustees in the Statement of operations. Accrued pension liability is included in Payable for compensation of Trustees in the Statement of assets and liabilities.

The fund has adopted a distribution plan (the "Plan") pursuant to Rule 12b-1 under the Investment Company Act of 1940. The purpose of the Plan is to compensate Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc., for services provided and expenses incurred by it in distributing shares of the fund. The Plan provides for payment by the fund to Putnam Mutual Funds Corp. at an annual rate of up to 0.35% of the fund's average net assets. The fund is not currently making any payments pursuant to the Plan.

During the year ended August 31, 1997, Putnam Mutual Funds Corp., acting as underwriter, received no monies from net commissions from the sale of shares of the fund.

Note 3
Purchase and sales of securities

During the year ended August 31, 1997, purchases and sales of investment securities other than short-term investments aggregated $2,671,147 and $2,535,265, respectively. There were no purchases and sales of U.S. government obligations. In determining the net gain or loss on securities sold, the cost of securities has been determined on the identified cost basis.

Note 4
Capital shares

At August 31, 1997, there was an unlimited number of shares of beneficial interest authorized. Transactions in capital shares were as follows:

                                            Year ended
                                         August 31, 1997
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                           8,856         $ 80,064
------------------------------------------------------------
Shares issued in
connection with
distributions                         9,185           79,985
------------------------------------------------------------
                                     18,041          160,049

Shares
repurchased                          (2,035)         (19,024)
------------------------------------------------------------
Net increase                         16,006         $141,025
------------------------------------------------------------

                                           For the period
                                         December 28, 1995
                                         (commencement of
                                          operations) to
                                         August 31, 1996
------------------------------------------------------------
                                     Shares           Amount
------------------------------------------------------------
Shares sold                          14,177         $121,749
------------------------------------------------------------
Shares issued in
connection with
distributions                             --                --
------------------------------------------------------------
                                     14,177          121,749

Shares
repurchased                            (667)          (5,841)
------------------------------------------------------------
Net increase                         13,510         $115,908
------------------------------------------------------------

Note 5
Initial capitalization and
offering of shares

The fund was established as a Massachusetts business trust on October
31, 1994. During the period October 31, 1994 to December 28, 1995 the fund had no operations other than those related to organizational matters, including the initial capital contribution of $3,000,000, less $3,662 of initial offering expenses, and the issuance of 352,941 shares to Putnam Mutual Funds Corp., a wholly-owned subsidiary of Putnam Investments, Inc. on December
28, 1995.

At August 31, 1997, Putnam Management owned 361,704 shares of the fund (94.58% of shares outstanding), valued at $3,465,124.


Federal tax information
(Unaudited)

Pursuant to section 852 of the Internal Revenue Code, the fund hereby designates $35,308 (or if different, the amount necessary to offset net capital gain earned by the fund) as capital gain dividends for its taxable year ended August 31, 1997.

For the period, interest and dividends from foreign countries were $75,866 or $.198 per share. Taxes paid to foreign countries were $6,803 or $.0178 per share.

The Form 1099 you receive in January 1998 will show the tax status of all distributions paid to your account in calendar 1997.




Fund information

INVESTMENT MANAGER

Putnam Investment
Management, Inc.
One Post Office Square
Boston, MA 02109

MARKETING SERVICES

Putnam Mutual Funds Corp.
One Post Office Square
Boston, MA 02109

CUSTODIAN

Putnam Fiduciary Trust Company

LEGAL COUNSEL

Ropes & Gray

INDEPENDENT ACCOUNTANTS
Coopers & Lybrand L.L.P.

TRUSTEES

George Putnam, Chairman
William F. Pounds, Vice Chairman
Jameson Adkins Baxter
Hans H. Estin
John A. Hill
Ronald J. Jackson
Elizabeth T. Kennan
Lawrence J. Lasser
Robert E. Patterson
Donald S. Perkins
George Putnam, III
A.J.C. Smith
W. Nicholas Thorndike

OFFICERS

George Putnam
President

Charles E. Porter
Executive Vice President

Patricia C. Flaherty
Senior Vice President

John D. Hughes
Senior Vice President and Treasurer

Lawrence J. Lasser
Vice President

Gordon H. Silver
Vice President

Ian C. Ferguson
Vice President

Brett C. Browchuk
Vice President

Justin M. Scott
Vice President and Fund Manager

William N. Shiebler
Vice President

John R. Verani
Vice President

Paul M. O'Neil
Vice President

Beverly Marcus
Clerk and Assistant Treasurer

This report is for the information of shareholders of Putnam International Fund. It may also be used as sales literature when preceded or accompanied by the current prospectus, which gives details of sales charges, investment objectives, and operating policies of the fund, and the most recent copy of Putnam's Quarterly Performance Summary. For more information or to request a prospectus, call toll free: 1-800-225-1581. You can also learn more at Putnam Investments' website: http://www.putnaminv.com.

Shares of mutual funds are not deposits or obligations of, or guaranteed or endorsed by, any financial institution; are not insured by the Federal Deposit Insurance Corporation (FDIC), the Federal Reserve Board, or any other agency; and involve risk, including the possible loss of the principal amount invested.

36566-10/97